RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of receivables and prepaid expenses (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Receivables	$ 98,138	$ 37,202
Prepaid expenses	976,232	684,354
Total trade and other current receivables	$ 1,074,370	$ 721,556